Consolidated statement of cash flows (Parenthetical) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [LineItems]
Right-of-use assets recognized	R$ 3,531,470	R$ 2,777,275
North South Railroad Concession Agreement [Member]
Statement [LineItems]
Right-of-use assets recognized	3,522,469
Construction in progress [member]
Statement [LineItems]
Payment for acquisition of assets in installments	297,002	R$ 176,632
Payly Solucoes de Pagamentos SA [Member]
Statement [LineItems]
Capital contribution capitalization of expenses	R$ 10,000